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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Quarter Ended: September 30, 2012

Check here if Amendment: [_]; Amendment No. ___________

     This Amendment (Check only one): [_] is a restatement.
                                      [_] Adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Pacific Investment Management Company LLC
Address: 840 Newport Center Drive, Suite 100, Newport Beach, CA 92660

Form 13F File Number: 28-10952

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Kellie E. Davidson
Title: Assistant Secretary of Managing Member
Phone: (949) 219-2200

Signature, Place, and Date of Signing:

 /s/ Kellie E. Davidson      Newport Beach, California      November 12, 2012
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      [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this Report)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this Report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     Form 13F File Number:   Name:
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     28-15014                Allianz Asset Management AG

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